Goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill From Acquisitions [Abstract]
Goodwill	$ 1,159,922	$ 1,159,922
Oleoducto central S.A [Member]
Goodwill From Acquisitions [Abstract]
Goodwill	683,496	683,496
Hocol Petroleum Ltd. [member]
Goodwill From Acquisitions [Abstract]
Goodwill	537,598	537,598
Andean Chemical Ltd [member]
Goodwill From Acquisitions [Abstract]
Goodwill	127,812	127,812
Propilco S.A [Member]
Goodwill From Acquisitions [Abstract]
Goodwill	108,137	108,137
Gross carrying amount [member]
Goodwill From Acquisitions [Abstract]
Goodwill	1,457,043	1,457,043
Accumulated impairment [member]
Goodwill From Acquisitions [Abstract]
Goodwill	$ (297,121)	$ (297,121)